Revenue - Net Investments in Direct Financing Leases (Details) $ in Thousands	12 Months Ended		48 Months Ended	60 Months Ended
	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Nov. 30, 2017	Sep. 30, 2018	Dec. 31, 2021 vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2021 floating_storage_unit	Dec. 31, 2021 lease	Dec. 31, 2020 USD ($) vessel	Jan. 07, 2020 USD ($) vessel	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel
Capital Leased Assets [Line Items]
Partnership recognized a loss		$ 14,300
Purchase obligation and deferred hire amounts										$ 260,400
Estimated unguaranteed residual value of leased properties						$ 284,277			$ 284,277
Initial direct costs						230			264
Direct Financing Lease, Deferred Selling Profit						458,353			507,496
Net Investment in Lease, Nonaccrual, No Allowance						529,368			544,247
Net Investment in Lease, Allowance for Credit Loss						(34,000)			(30,177)
Total net investments in direct financing leases						495,368			514,070
Less current portion						(14,860)			(13,969)
Net investments in direct financing leases, net						480,508			500,101
2020						64,200
2021						64,000
2022						64,300
2023						64,200
2024						64,200
Thereafter						382,300
Total lease payments to be received						$ 703,214			$ 767,202
Bahrain LNG Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel					0
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel									2	2	2	2
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels					2			9
LNG Carriers [Member] | Direct Financing Lease
Capital Leased Assets [Line Items]
Number of vessels | vessel					2
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel					2
Operating lease arrangement period, lessor (in years)	20 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Contract with customer duration [Line Items]			4 years	5 years
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of vessels | floating_storage_unit							1
Term of charter contract (in years)	21 years			21 years
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Term of charter contract (in years)	20 years
Teekay Tangguh Joint Venture | Seapeak LLC
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%